Share Capital (Details 1)	12 Months Ended
	Dec. 31, 2024 $ / shares	Dec. 31, 2023 $ / shares
Share Capital
Number balance at beginning	17,370	12,367
Number, Granted	9,050	8,200
Number, Expired	6,310	3,197
Number balance at ending	20,110	17,370
Weighted average exercise price, balance at beginning	$ 1.30	$ 2.40
Weighted average exercise, Granted	0.53	0.62
Weighted average exercise, Expired	2.22	3.79
Weighted average exercise price, balance at ending	$ 0.67	$ 1.30